FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class A Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing Fund Shares" section on page 31 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMA-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class D Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on pages 19-20 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMD-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class P Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 15 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMP-1

FIRST AMERICAN FUNDS, INC.

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class T Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 21 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMT-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

(the “Fund”)

Prospectus Supplement dated March 19, 2019

This information supplements the Fund’s Class U Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 12 of the Prospectus is replaced with the following:

Shares of the fund are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMU-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class V Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 37 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

 FAF-MMV-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class X Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 29 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMX-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class Y Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 37 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMY-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(the “Funds”)

Prospectus Supplement dated March 19, 2019

This information supplements the Funds’ Class Z Shares Prospectus dated October 30, 2018. Please retain this supplement for future reference.

The third paragraph of the "Shareholder Information – Purchasing and Redeeming Fund Shares" section on page 37 of the Prospectus is replaced with the following:

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

FAF-MMZ-1